Note 4 - Loans and Allowance for Loan Losses (Details) - Impaired Loans - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment	$ 2,967		$ 2,967		$ 3,005	$ 3,791
Loans with no related allowance recorded, unpaid principal balance	3,348		3,348		3,359	4,120
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment	3,106	$ 3,382	3,072	$ 3,518	3,327	3,417
Loans with no related allowance recorded, interest income recognized	24	25	49	53	98	104
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment	415		415		2,034	3,129
Loans with an allowance recorded, unpaid principal balance	479		479		2,376	3,466
Loans with an allowance recorded, related allowance	93		93		1,351	1,529
Loans with an allowance recorded, average recorded investment	391	3,304	938	3,245	2,768	3,581
Loans with an allowance recorded, interest income recognized	0	0	0	0	0	2
Total:
Loans, recorded investment	3,382		3,382		5,039	6,920
Loans, unpaid principal balance	3,827		3,827		5,735	7,586
Loans, related allowance	93		93		1,351	1,529
Loans, average recorded investment	3,497	6,686	4,010	6,763	6,095	6,998
Loans, interest income recognized	$ 24	$ 25	$ 49	$ 53	98	106
Residential Mortgage Segment [Member]
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment					1,141	1,591
Loans with no related allowance recorded, unpaid principal balance					1,446	1,869
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment					1,293	1,508
Loans with no related allowance recorded, interest income recognized					26	32
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment					270	449
Loans with an allowance recorded, unpaid principal balance					304	487
Loans with an allowance recorded, related allowance					47	112
Loans with an allowance recorded, average recorded investment					369	624
Loans with an allowance recorded, interest income recognized					0	2
Total:
Loans, recorded investment					1,411	2,040
Loans, unpaid principal balance					1,750	2,356
Loans, related allowance					47	112
Loans, average recorded investment					1,662	2,132
Loans, interest income recognized					26	34
Land Segment [Member]
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment					16	120
Loans with no related allowance recorded, unpaid principal balance					18	131
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment					96	124
Loans with no related allowance recorded, interest income recognized					0	0
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment					0	0
Loans with an allowance recorded, unpaid principal balance					0	0
Loans with an allowance recorded, related allowance					0	0
Loans with an allowance recorded, average recorded investment					1	1
Loans with an allowance recorded, interest income recognized					0	0
Total:
Loans, recorded investment					16	120
Loans, unpaid principal balance					18	131
Loans, related allowance					0	0
Loans, average recorded investment					97	125
Loans, interest income recognized					0	0
Residential Construction Segment [Member]
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment					0	0
Loans with no related allowance recorded, unpaid principal balance					0	0
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment					52	173
Loans with no related allowance recorded, interest income recognized					0	0
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment					0	0
Loans with an allowance recorded, unpaid principal balance					0	0
Loans with an allowance recorded, related allowance					0	0
Loans with an allowance recorded, average recorded investment					0	0
Loans with an allowance recorded, interest income recognized					0	0
Total:
Loans, recorded investment					0	0
Loans, unpaid principal balance					0	0
Loans, related allowance					0	0
Loans, average recorded investment					52	173
Loans, interest income recognized					0	0
Commercial Real Estate Portfolio Segment [Member]
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment					1,777	1,637
Loans with no related allowance recorded, unpaid principal balance					1,808	1,643
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment					1,626	1,410
Loans with no related allowance recorded, interest income recognized					70	63
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment					42	949
Loans with an allowance recorded, unpaid principal balance					65	1,048
Loans with an allowance recorded, related allowance					11	145
Loans with an allowance recorded, average recorded investment					656	1,108
Loans with an allowance recorded, interest income recognized					0	0
Total:
Loans, recorded investment					1,819	2,586
Loans, unpaid principal balance					1,873	2,691
Loans, related allowance					11	145
Loans, average recorded investment					2,282	2,518
Loans, interest income recognized					70	63
Commercial Portfolio Segment [Member]
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment					0	189
Loans with no related allowance recorded, unpaid principal balance					0	209
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment					113	38
Loans with no related allowance recorded, interest income recognized					0	4
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment					1,642	1,709
Loans with an allowance recorded, unpaid principal balance					1,909	1,909
Loans with an allowance recorded, related allowance					1,293	1,259
Loans with an allowance recorded, average recorded investment					1,696	1,801
Loans with an allowance recorded, interest income recognized					0	0
Total:
Loans, recorded investment					1,642	1,898
Loans, unpaid principal balance					1,909	2,118
Loans, related allowance					1,293	1,259
Loans, average recorded investment					1,809	1,839
Loans, interest income recognized					0	4
Home Equity And Second Mortgage [Member]
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment					71	254
Loans with no related allowance recorded, unpaid principal balance					87	268
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment					147	164
Loans with no related allowance recorded, interest income recognized					2	5
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment					80	22
Loans with an allowance recorded, unpaid principal balance					98	22
Loans with an allowance recorded, related allowance					0	13
Loans with an allowance recorded, average recorded investment					46	47
Loans with an allowance recorded, interest income recognized					0	0
Total:
Loans, recorded investment					151	276
Loans, unpaid principal balance					185	290
Loans, related allowance					0	13
Loans, average recorded investment					193	211
Loans, interest income recognized					2	5
Other Consumer Loan [Member]
Loans with no related allowance recorded:
Loans with no related allowance recorded, recorded investment					0	0
Loans with no related allowance recorded, unpaid principal balance					0	0
Loans with no related allowance recorded, related allowance					0	0
Loans with no related allowance recorded, average recorded investment					0	0
Loans with no related allowance recorded, interest income recognized					0	0
Loans with an allowance recorded:
Loans with an allowance recorded, recorded investment					0	0
Loans with an allowance recorded, unpaid principal balance					0	0
Loans with an allowance recorded, related allowance					0	0
Loans with an allowance recorded, average recorded investment					0	0
Loans with an allowance recorded, interest income recognized					0	0
Total:
Loans, recorded investment					0	0
Loans, unpaid principal balance					0	0
Loans, related allowance					0	0
Loans, average recorded investment					0	0
Loans, interest income recognized					$ 0	$ 0